Changes in accounting policies, comparability and adjustments	6 Months Ended
Jun. 30, 2021
Changes In Accounting Policies Comparability And Adjustments [Line Items]
Changes in accounting policies, comparability and adjustments
Amendments to IFRS 9, IAS 39 and IFRS 7 (Interest Rate
Benchmark Reform – Phase 2)
On

1 January

2021,

UBS

adopted
Interest

Rate

Benchmark
Reform – Phase 2,

Amendments to IFRS 9,

IAS 39, IFRS 7,

IFRS 4
and IFRS 16
, addressing a number of issues

in financial reporting
areas

that

arise

when

interbank

offered

rates
  ( IBOR s)   are
reformed or replaced.
The amendments provide

a practical expedient

which permits
certain

changes

in

the

contractual

cash

flows

of

debt
instruments

attributable

to

the

repl
acement

of

IBOR
s   with
alternative reference rates (ARRs)
to

be

accounted

for
prospectively by

updating the instrument’s

effective interest rate
(EIR) ,
provided

(
i
)

the

change

is

necessary

as

a

direct
consequence

of

IBOR

reform

and

(ii)

the

new

basis

for
determining

the

contractual

cash

flows

is

economically
equivalent to the previous basis.
UBS

adopted

the
amendments,

which

provide

a
  practical
expedient
with

no

material

effect

on

the

Group’s

financial
statements.
Furthermore,

the

amendments

provide

various

hedge
accounting reliefs, with the following expected to benefit UBS.
–

Risk components
The

amendments

permit

UBS

to

designate

an

alternative
benchmark

rate

as

a

non-contractually

specified

risk
component, even if it is

not separately identifiable at the

date
when

it

is

designated,

provided

UBS

can

reasonably

expect
that

it

will

meet

the

requirements

within

24

months

of

the
first

designation

and

the

risk

component

is

reliably
measurable.

As

of

30 June

2021,

the

alternative

benchmark
rates that UBS

has designated as the

hedged risk in

fair value
hedges

of

interest

rate

risk

related

to

debt

instruments

and
cash

flow

hedges

of

forecast

transactions

were

the

Secured
Overnight

Financing

Rate

(
SOFR ) ,
the

Swiss

Average

Rate
Overnight (SARON)

and the Sterling

Overnight Index Average
(
SONIA).

The

designated

notionals

were

USD
  11 b illio n ,
USD 1.1

billion and USD
0.7

billion, respectively.
–

Hedge designation
Following

amendments

to

the

hedge

documentation
  to
reflect the change in designation relating to IBOR reform, UBS will continue its hedge relationships provided the other hedge accounting

criteria

and

requirements

of

the
p hase   2
amendment

are

met.

As

of

30 June

2021,

no

such

changes
have been made.
–

Amounts accumulated in the cash flow hedge reserve

Upon changing

the hedge

designation as

set out

above, the
accumulated

amounts

in

the

cash

flow

hedge

reserve

are
assumed to

be based

on the

alternative benchmark

rate. For
discontinued

hedging

relationships,

when

the

interest

rate
benchmark

on

which

the

hedged

future

cash

flows

were
based

is

changed

as

required

by

IBOR

reform,

the

amount
accumulated in

the cash

flow hedge

reserve is

also assumed
to

be

based

on

the

alternative

benchmark

rate

for

the
purpose

of

assessing

whether

the

hedged

future

cash

flows
are

still

expected

to

occur.

As

of
3 0   June
2021,

no

such
changes have been made.
–

Retrospective

effectiveness

assessment

as

applied

to

hedges
designated under IAS 39

U
pon

the

end

of

the
p hase   1 relief
for

effectiveness
assessment UBS may

elect to reset

to zero the

cumulative fair
value

changes

of

the

hedged

item

and

hedging

instrument
for the purpose of

assessing the retrospective effectiveness

of
a hedging

relationship. As

of 30 June

2021, no

such election
has been made.
›
Refer to “Note 25 Hedge accounting”

in the “Consolidated
financial statements” section of the

Annual Report 2020 for
details about phase 1 accounting reliefs

The

amendments

also

introduced

additional

disclosure
requirements regarding the
Group’s

management

of

the
transition

to

alternative

benchmark

rates,

its

progress

at

the
reporting date

and the

risks to

which it

is exposed

arising from
financial instruments because of the transition.